Derivatives and Hedge Accounting - Hedging instruments in EUR (Details) - LIBOR indexed fair value and cash flow hedges € in Millions	Dec. 31, 2019 EUR (€)
USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount	45,496
Great Britain, Pounds [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount	2,184
JPY [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount	2,922
CHF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount	313